Segment Information - Summary of Result of Non-Current Assets and Main Services and Products by Geographic Region (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Non-current assets	R$ 28,073	R$ 24,267
Income related to financial operations	144,514	123,611	R$ 145,308
Income related to insurance and private pension operations before claim and selling expenses	5,354	4,488	4,553
Commissions and Banking Fees	42,324	38,557	39,032
Brazil [Member]
Disclosure of geographical areas [line items]
Non-current assets	21,390	17,095
Income related to financial operations	107,741	102,016	117,541
Income related to insurance and private pension operations before claim and selling expenses	5,332	4,488	4,423
Commissions and Banking Fees	37,635	34,533	35,283
Abroad [Member]
Disclosure of geographical areas [line items]
Non-current assets	6,683	7,172
Income related to financial operations	36,773	21,595	27,767
Income related to insurance and private pension operations before claim and selling expenses	22	0	130
Commissions and Banking Fees	R$ 4,689	R$ 4,024	R$ 3,749